DocumentAndEntityInformation	Oct. 08, 2026
Document Information Line Items
Entity Central Index Key	0001901164
Document Type	8-K
Document Period End Date	Oct. 08, 2026
Entity Registrant Name	T. Rowe Price OHA Select Private Credit Fund
Entity Incorporation, State or Country Code	DE
Entity File Number	814-01561
Entity Tax Identification Number	88-6521578
Entity Address, Address Line One	1 Vanderbilt Avenue, 16th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	326-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false